Performance Management - Nuveen International Opportunities Fund	Aug. 07, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

The “Average Annual Total Returns” table in the section entitled “Past performance” in the “Summary information” section for the Fund on page 32 of the Statutory Prospectus is replaced in its entirety with the following:

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Market Index Changed	Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Class name (Inception date)	One year	Five years	Ten years	Class I Since inception (12/04/2015)	Class W Since inception (09/28/2018)
Class R6 (04/12/2013)
Return before taxes	0.72%	3.78%	5.88%	N/A	N/A
Return after taxes on distributions	0.43%	3.11%	5.42%	N/A	N/A
Return after taxes on distributions and sale of Fund shares	0.74%	2.99%	4.76%	N/A	N/A
Class I (12/04/2015)
Return before taxes	0.62%	3.67%	5.80%	5.21%	N/A
Premier Class (04/12/2013)
Return before taxes	0.56%	3.64%	5.74%	N/A	N/A
Retirement Class (04/12/2013)
Return before taxes	0.45%	3.60%	5.68%	N/A	N/A
Class A (04/12/2013)*
Return before taxes	-5.36%	2.17%	4.85%	N/A	N/A
Class W (09/28/2018)
Return before taxes	1.37%	4.39%	6.28%	N/A	5.61%
MSCI ACWI ex USA (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	5.53%	4.10%	4.80%	5.82%	4.48%
MSCI ACWI ex USA Growth (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	5.07%	3.44%	5.35%	5.95%	4.58%

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after -tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after -tax returns for other classes will vary.

Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.